Available-for-sale Securities Fair Value and Gross Realized Gains (Losses) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities, gross realized gains	$ 9.5	$ 5.9	$ 2.0
Available-for-sale securities, gross realized losses	0.7	0.2	0.2
Fair value of sold available-for-sale securities	165.1	141.1	134.7
Other-than-temporary impairments	$ 0	$ 0.1	$ 0.8
Bank of America common stock owned	1,800,000	1,800,000	1,800,000